Debt (Tables)	12 Months Ended
Jun. 30, 2024
Debt [Abstract]
Schedule of Short-Term Loans
		June 30, 2024	June 30, 2023
Shanghai Pudong Development Bank	(1)	$4,209,450	$4,152,000
Agricultural Bank of China	(2)	2,876,458	2,750,000
Industrial and Commercial Bank of China	(3)	-	2,400,000
Bank Of China	(4)	3,012,146	4,732,116
Webank	(6)	140,315	-
Less: Debt issuance cost	(7)	(27,105)	(11,593)
Total short-term loans, net		$10,211,264	$14,022,523

(1) On March 30, 2023, the Company borrowed RMB16.1 million (approximately USD$2.3million) short-term loan from Shanghai Pudong Development Bank (“SPD”) as working capital for six months, with loan maturity date on September 26, 2023 and effective interest rate of 4.64% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

(2) On February 22, 2023, the Company borrowed $2.75 million on short-term loan from ABC as working capital for six months, with loan maturity date on August 18, 2023 and effective interest rate of 5.69% per annum. The loan was fully repaid upon maturity.

(3) On May 11, 2023, the Company borrowed $1.3 million short-term loan from ICBC as working capital for three months, with loan maturity date on August 8, 2023 and effective interest rate of 5.56% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

(4) On September 27, 2022, the Company borrowed GBP£0.92 million (approximately $1.2 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on September 27, 2023 and effective interest rate of 4.51% per annum. The loan was pledged by a term deposit of JPY ¥144.7 million (approximately $0.9 million). The loan was fully repaid upon maturity.

(5) On July 20, 2023, the Company borrowed RMB2.2 million (approximately $0.3 million) short-term loan from Construction Bank of China as working capital for nine months, with loan maturity date on March 13, 2024 and effective interest rate of 3.85% per annum. The loan was fully repaid upon maturity.

(6) On August 4, 2023, the Company borrowed RMB1.0 million (approximately $0.1 million) short-term loan from Webank of China as working capital for two months, with loan maturity date on October 3, 2023 and effective interest rate of 8.82% per annum. The loan was fully repaid upon maturity.

(7) In order to obtain the above-mentioned loans from PRC banks, as of June 30 2024 and 2023, the Company incurred total of $36,291 and $292,998 loan origination fees to be paid to above mentioned related parties for providing loan guarantees and pledging their personal assets as collaterals to safeguard the loans. The loan origination fees were recorded as deferred financing cost against the loan balances. For the year ended June 30, 2024 and 2023, $160,681 and $215,370 deferred financing cost was amortized, respectively.